Average Annual Total Returns - Invesco VI Core Bond Fund	Series I Inception Date	Series I 1 Year	Series I 5 Years	Series I 10 Years	Series II Inception Date	Series II 1 Year	Series II 5 Years	Series II 10 Years	Bloomberg Barclays U.S. Credit Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Credit Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Credit Index (reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years	FTSE Broad Investment Grade Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	FTSE Broad Investment Grade Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	FTSE Broad Investment Grade Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Apr. 03, 1985	9.71%	5.14%	5.20%	May 01, 2002	9.43%	4.88%	4.93%	9.35%	6.44%	5.40%	7.51%	4.44%	3.84%	7.74%	4.52%	3.87%